Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 18.8	$ 16.0